UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Advisors, LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     /s/ Chris Kaster     Boston, MA     May 04, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $114,394 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGIOTECH PHARMACEUTICALS IN   COM              034918102       54   100000 SH       SOLE                    65000    35000        0
BCE INC                        COM NEW          05534B760     3980   200000 SH       SOLE                   200000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     1294   100000 SH       SOLE                    70000    30000        0
CARNIVAL CORP                  DBCV 4/2         143658AV4     8078 12500000 PRN      SOLE                 12500000        0        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107      112  5400000 SH       SOLE                  4080000  1320000        0
CHARTER COMMUNICATIONS INC D   NOTE 6.500%10/0  16117MAF4       92  1316000 PRN      SOLE                   856000   460000        0
COMCAST CORP NEW               CL A             20030N101    16982  1245000 SH       SOLE                  1001750   243250        0
COOPER TIRE & RUBR CO          COM              216831107     4040  1000000 SH       SOLE                  1000000        0        0
CROCS INC                      COM              227046109      186   156600 SH       SOLE                   156600        0        0
DANA HOLDING CORP              COM              235825205      157   341947 SH       SOLE                   328734    13213        0
DISH NETWORK CORP              CL A             25470M109     7222   650000 SH  CALL SOLE                   650000        0        0
LEAR CORP                      COM              521865105      300   400000 SH       SOLE                   400000        0        0
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7     4230  6000000 PRN      SOLE                  4200000  1800000        0
MBF HEALTHCARE ACQUISITION C   *W EXP 04/16/201 552650111        0   499400 SH       SOLE                   499400        0        0
MI DEVS INC                    CL A SUB VTG     55304X104     1535   250000 SH       SOLE                   250000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     5886   205000 SH       SOLE                   205000        0        0
PROLOGIS                       NOTE 2.250% 4/0  743410AQ5     8620 15925000 PRN      SOLE                 15925000        0        0
PROLOGIS                       NOTE 1.875%11/1  743410AR3     9083 17679000 PRN      SOLE                 17679000        0        0
PROLOGIS                       NOTE 2.625% 5/1  743410AS1     5097 10067000 PRN      SOLE                 10067000        0        0
QUANTUM CORP                   COM DSSG         747906204     1937  2891310 SH       SOLE                  2891310        0        0
RANGE RES CORP                 COM              75281A109     8232   200000 SH       SOLE                   200000        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882      277  1845958 SH       SOLE                  1200883   645075        0
SPRINT NEXTEL CORP             COM SER 1        852061100     3570  1000000 SH       SOLE                        0  1000000        0
TENNECO INC                    COM              880349105      489   300000 SH       SOLE                   300000        0        0
TESORO CORP                    COM              881609101    20421  1516000 SH  CALL SOLE                  1516000        0        0
WHOLE FOODS MKT INC            COM              966837106     2520   150000 SH       SOLE                   150000        0        0